SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) € in Millions		12 Months Ended
	Dec. 20, 2021 EUR (€)	Dec. 31, 2021 USD ($) Integer shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Product Information [Line Items]
Accumulated deficit		$ 262,073,000	$ 232,153,000
Cash, Cash Equivalents, and Short-term Investments		$ 53,500,000
Property, plant and equipment, description		straight-line method over the shorter of the term of the lease
Impairment of long-lived assets		$ 0
Income tax likelihood, description		more than a 50% likelihood
Contingent liabilities		$ 0
Research and Development Expense (Excluding Acquired in Process Cost)		$ 500,000	$ 1,400,000	$ 2,700,000
Number of operating segment | Integer		1
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares		12,191,029	23,264,073	13,528,092
Options and Warrants [Member]
Product Information [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares		12,191,029	23,264,073	13,528,092
Horizon Eroupe Innovation Council [Member]
Product Information [Line Items]
Proceeds from grantors | €	€ 17.5
Proceeds from direct equity investment | €	15.0
Horizon Eroupe Innovation Council [Member] | Grant [Member]
Product Information [Line Items]
Proceeds from grantors | €	€ 2.5